Schedule Of Short term VTB continuity (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023
Short Term Loans
Repaid in year	$ 4,245	$ 3,457	$ 4,130
Repaid in year	(150)	(1,879)	(750)
Interest accretion	$ 35	52	$ 77
Vendor Take Back Ending Balance		$ 1,630